UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenwood Gearhart Inc.
Address:   Post Office Box 4278
   	Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     	Mary Ann Greenwood
Title:    	President
Phone:    	479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 15, 2012
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total(x$1,000):  $127,937

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     2564    71890 SH       Sole                    70645              1245
American Express               COM              025816109     3407    58535 SH       Sole                    56670              1865
BNY Mellon                     COM              064058100     1910    87013 SH       Sole                    84918              2095
Boeing Company                 COM              097023105     3187    42890 SH       Sole                    41545              1345
Bunge Limited                  COM              013317810     2171    34602 SH       Sole                    33677               925
Caterpillar, Inc               COM              149123101     3049    35910 SH       Sole                    34970               940
Chevron                        COM              166764100     3776    35787 SH       Sole                    34607              1180
Cisco Systems                  COM              17275R102     3127   182126 SH       Sole                   176476              5650
Coca-Cola                      COM              191216100     3033    38785 SH       Sole                    37660              1125
ConocoPhillips                 COM              20825c104     1326    23734 SH       Sole                    23174               560
Corning, Inc.                  COM              219350105     2788   215615 SH       Sole                   209595              6020
Dell Inc.                      COM              24702r101     2888   230895 SH       Sole                   224880              6015
Diageo Plc ADR                 COM              25243q205     3029    29383 SH       Sole                    28608               775
Diamond Offshore Dr            COM              25271c102     1478    24993 SH       Sole                    24348               645
Disney, (Walt) Co              COM              254687106     5844   120489 SH       Sole                   117059              3430
DuPont deNemours               COM              263534109     2768    54732 SH       Sole                    53182              1550
Exxon Mobil Corp               COM              30231G102     4295    50194 SH       Sole                    48674              1520
FedEx Corp                     COM              31428X106     2946    32162 SH       Sole                    31327               835
General Electric               COM              369604103     3780   181401 SH       Sole                   175979              5422
General Motors                 COM              37045v100     1408    71413 SH       Sole                    69938              1475
Goodyear Tire                  COM              382550101     1700   143950 SH       Sole                   140920              3030
Home Depot                     COM              437076102     3697    69774 SH       Sole                    67569              2205
Int'l Business Mach            COM              459200101     2763    14129 SH       Sole                    13754               375
Intel Corp                     COM              458140100     3228   121142 SH       Sole                   117042              4100
J.B. Hunt                      COM              445658107     1988    33353 SH       Sole                    32883               470
JC Penney Co., Inc.            COM              708160106     1981    84965 SH       Sole                    82745              2220
JP Morgan Chase                COM              46625H100     2546    71248 SH       Sole                    69143              2105
Johnson & Johnson              COM              478160104     4673    69163 SH       Sole                    67258              1905
L-3 Communications             COM              502424104     2064    27892 SH       Sole                    27117               775
Lowe's                         COM              548661107     2762    97102 SH       Sole                    94112              2990
McDonalds Corp                 COM              580135101     2550    28807 SH       Sole                    28077               730
Microsoft                      COM              594918104     2965    96921 SH       Sole                    93821              3100
Novartis AG ADR                COM              66987V109     2283    40840 SH       Sole                    39360              1480
Pfizer Inc                     COM              717081103     3350   145665 SH       Sole                   142565              3100
Philips Elec ADR               COM              500472303     3390   172332 SH       Sole                   167750              4582
Phillips 66                    COM              718546104      410    12338 SH       Sole                    12059               279
Pilgrim's Pride                COM              72147k108      143    20000 SH       Sole                    20000
Procter & Gamble               COM              742718109     2356    38461 SH       Sole                    37286              1175
Raytheon Company               COM              755111507     2471    43665 SH       Sole                    42385              1280
Royal Dutch Shl ADR            COM              780259206     2898    42978 SH       Sole                    41938              1040
Spectranetics Corp.            COM              84760c107      114    10000 SH       Sole                    10000
Spirit Aerosystems             COM              848574109     1793    75230 SH       Sole                    73150              2080
Stryker Corp                   COM              863667101     2097    38055 SH       Sole                    36855              1200
Terex Corp.                    COM              880779103      330    18508 SH       Sole                    18098               410
Transocean Ltd                 COM              033380941     1687    37725 SH       Sole                    36725              1000
Tyson Foods Cl A               COM              902494103     2137   113480 SH       Sole                   111475              2005
United Technologies            COM              913017109     3729    49373 SH       Sole                    48048              1325
Wal-Mart Stores                COM              931142103     4866    69791 SH       Sole                    67721              2070
Zimmer Inc.                    COM              98956p102     2193    34068 SH       Sole                    33028              1040